BONDS AND NOTES ISSUED - Schedule of Bonds and Notes Issued (Details) ¥ in Thousands, S/ in Thousands, Bs. in Thousands, $ in Thousands							12 Months Ended
	Oct. 15, 2025 USD ($)	Apr. 30, 2025 USD ($)	Sep. 10, 2024 USD ($)	Jan. 11, 2024 USD ($)	Jan. 11, 2024 PEN (S/)	Mar. 30, 2021 USD ($)	Dec. 31, 2025 USD ($) Swap	Dec. 31, 2024 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 BOB (Bs.)	Dec. 19, 2025 USD ($)	Aug. 20, 2025 PEN (S/)	Jun. 26, 2025 BOB (Bs.)	Jun. 17, 2025 USD ($)	Mar. 28, 2025 PEN (S/)	Jan. 11, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 BOB (Bs.)	Jul. 02, 2020 USD ($)	Sep. 28, 2017 PEN (S/)
Disclosure of detailed information about borrowings [Abstract]
Carrying amount									S/ 13,735,609									S/ 17,023,586
Interest payable									289,926									244,857
Total									14,025,535									17,268,443
Currency swaps
Disclosure of detailed information about borrowings [Abstract]
Number of derivative instruments divided | Swap							2
Bottom of range
Disclosure of detailed information about borrowings [Abstract]
Maturity							January 2026	January 2025
Top of range
Disclosure of detailed information about borrowings [Abstract]
Maturity							April 2035	April 2035
Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Borrowings, adjustment to interest rate basis	0.30%		0.35%			0.40%
Senior Notes One | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							January 2029	January 2029
Issued amount | $							$ 500,000	$ 500,000
Carrying amount									S/ 1,666,865									1,862,468
Senior Notes One | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							5.85%		5.85%	5.85%	5.85%
Senior Notes Two
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate				7.85%	7.85%
Proceeds from issue of bonds, notes and debentures				$ 500,000	S/ 1,150,000
Redemption price percentage				100.00%	100.00%
Borrowings, adjustment to interest rate basis				0.30%	0.30%
Senior Notes Two | Treasury of the United States of America's Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate				5.85%	5.85%
Senior Notes Two | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							January 2029	January 2029
Issued amount							$ 1,150,000											1,150,000
Carrying amount									S/ 1,132,782									1,150,000
Senior Notes Two | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							7.85%		7.85%	7.85%	7.85%
Senior Notes Three | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							June 2027	June 2027
Issued amount | $							$ 30,000	$ 30,000
Carrying amount									S/ 100,646									112,471
Senior Notes Three | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							5.05%		5.05%	5.05%	5.05%
Senior Notes Four | Entidad Prestadora de Salud
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							September 2037
Issued amount									S/ 130,000
Carrying amount									S/ 82,991
Senior Notes Four | Entidad Prestadora de Salud | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							6.59%		6.59%	6.59%	6.59%
Senior Notes Four | Pacifico S.A. Entidad Prestadora de Salud
Disclosure of detailed information about borrowings [Abstract]
Issued amount																						S/ 130,000
Senior Notes Four | Pacifico S.A. Entidad Prestadora de Salud | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate																						6.59%
Senior Notes Five | Cash Flow Hedges
Disclosure of detailed information about borrowings [Abstract]
Issued amount																		71,900	¥ 3,000,000
Senior Notes Five | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity								November 2025
Issued amount | $							$ 0	$ 3,000,000
Carrying amount									S/ 0									71,796
Senior Notes Five | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							0.97%		0.97%	0.97%	0.97%
Senior Notes Six
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate																	2.70%
Issued amount | $																	$ 700,000
Senior Notes Six | Cash Flow Hedges
Disclosure of detailed information about borrowings [Abstract]
Issued amount								$ 220,000										828,100
Senior Notes Six | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity								January 2025
Issued amount | ¥										¥ 0									¥ 700,000
Carrying amount									S/ 0									2,604,249
Senior Notes Six | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							2.70%		2.70%	2.70%	2.70%
Senior Notes Seven
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate															2.75%
Issued amount | $															$ 500,000
Senior Notes Seven | Credicorp Capital Ltd. and Subsidiaries
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity								June 2025
Issued amount																		500,000
Carrying amount																		1,810,391
Senior Notes Seven | Credicorp Capital Ltd. and Subsidiaries | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							2.75%		2.75%	2.75%	2.75%
Corporate Bonds and Senior Notes
Disclosure of detailed information about borrowings [Abstract]
Carrying amount									S/ 3,017,258									7,633,816
Corporate Bonds, First Program, First Issuance Series A | Mibanco Colombia
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Quarterly
Maturity								January 2025
Issued amount | $							$ 0	$ 112,500
Carrying amount									S/ 0									22,441
Corporate Bonds, First Program, First Issuance Series A | Mibanco Colombia | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							9.00%		9.00%	9.00%	9.00%
Corporate bonds, first program, first issuance (Series Unica) | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate														6.40%
Interest payment							Semi-annual
Maturity							April 2037
Issued amount | Bs.											Bs. 85,000			Bs. 85,000
Carrying amount									S/ 33,974
Corporate bonds, first program, first issuance (Series Unica) | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							6.40%		6.40%	6.40%	6.40%
Subordinated bonds
Disclosure of detailed information about borrowings [Abstract]
Carrying amount									S/ 8,837,719									8,016,712
Subordinated Bonds One | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							July 2035
Issued amount | $							$ 750,000	$ 0
Carrying amount									S/ 2,505,546									0
Subordinated Bonds One | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate | Bottom of range
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							6.45%		6.45%	6.45%	6.45%
Subordinated Bonds Two | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							March 2035	March 2035
Issued amount | $							$ 600,000	$ 600,000
Carrying amount									S/ 2,003,766									2,241,242
Subordinated Bonds Two | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate | Bottom of range
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							5.80%		5.80%	5.80%	5.80%
Subordinated Bonds Three | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							September 2031	September 2031
Issued amount | $							$ 500,000	$ 500,000
Carrying amount									S/ 1,679,375									1,872,212
Subordinated Bonds Three | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate | Bottom of range
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							3.25%		3.25%	3.25%	3.25%
Subordinated Bonds Four | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							January 2037
Issued amount | $							$ 500,000
Carrying amount									S/ 1,665,644
Subordinated Bonds Four | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate | Bottom of range
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							5.65%		5.65%	5.65%	5.65%
Subordinated Bonds Five | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity								July 2030
Issued amount | $								$ 850,000
Carrying amount																		3,177,658
Subordinated Bonds Five | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate | Bottom of range
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							3.13%		3.13%	3.13%	3.13%
Subordinated Bonds, Second Program, Second Issuance Series B | Pacífico Seguros
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							May 2033	May 2033
Issued amount | $							$ 60,000	$ 60,000
Carrying amount									S/ 201,780									225,840
Subordinated Bonds, Second Program, Second Issuance Series B | Pacífico Seguros | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							8.00%		8.00%	8.00%	8.00%
Subordinated Bonds, Second Program, Second Issuance Series A | Pacífico Seguros
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							December 2030	December 2030
Issued amount | $							$ 50,000	$ 50,000
Carrying amount									S/ 153,105									171,365
Subordinated Bonds, Second Program, Second Issuance Series A | Pacífico Seguros | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							4.41%		4.41%	4.41%	4.41%
Subordinated Bonds, Second Program, First Issuance Series B | Mibanco
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity								June 2027
Issued amount																		30,000
Carrying amount																		30,000
Subordinated Bonds, Second Program, First Issuance Series B | Mibanco | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							7.22%		7.22%	7.22%	7.22%
Subordinated Bonds, Third program, Issuance IV | Banco De Credito De Bolivia
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							February 2033	February 2033
Issued amount | Bs.											Bs. 120,810									Bs. 120,810
Carrying amount									S/ 48,250									63,707
Subordinated Bonds, Third program, Issuance IV | Banco De Credito De Bolivia | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							5.85%		5.85%	5.85%	5.85%
Subordinated Bonds, Third program, Issuance III | Banco De Credito De Bolivia
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							August 2030	August 2030
Issued amount | Bs.											Bs. 100,000									100,000
Carrying amount									S/ 40,032									52,268
Subordinated Bonds, Third program, Issuance III | Banco De Credito De Bolivia | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							6.00%		6.00%	6.00%	6.00%
Subordinated Bonds, Third Program, Issuance I | Banco De Credito De Bolivia
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							August 2028	August 2028
Issued amount | Bs.											Bs. 70,000									Bs. 70,000
Carrying amount									S/ 16,895									36,146
Subordinated Bonds, Third Program, Issuance I | Banco De Credito De Bolivia | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							6.25%		6.25%	6.25%	6.25%
Subordinated Bonds, Fourth Program, Fourth Issuance (Series B) | Pacífico Seguros
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							December 2035
Issued amount | $							$ 45,000
Carrying amount									S/ 149,500
Subordinated Bonds, Fourth Program, Fourth Issuance (Series B) | Pacífico Seguros | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							6.03%		6.03%	6.03%	6.03%
Subordinated Bonds, Fourth Program, Fourth Issuance (Series B) | Pacifico S.A. Entidad Prestadora de Salud
Disclosure of detailed information about borrowings [Abstract]
Issued amount | $												$ 45,000
Subordinated Bonds, Fourth Program, Fourth Issuance (Series B) | Pacifico S.A. Entidad Prestadora de Salud | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate												6.03%
Subordinated Bonds, Fourth Program, Fourth Issuance (Series A) | Mibanco
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							March 2031	March 2031
Issued amount									S/ 155,000									155,000
Carrying amount									S/ 146,274									146,274
Subordinated Bonds, Fourth Program, Fourth Issuance (Series A) | Mibanco | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							5.84%		5.84%	5.84%	5.84%
Subordinated Bonds, Fifth Program, First Issuance (Series B) | Mibanco
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate													7.00%
Interest payment							Semi-annual
Maturity							August 2035
Issued amount									S/ 127,552				S/ 127,600
Carrying amount									S/ 127,552
Subordinated Bonds, Fifth Program, First Issuance (Series B) | Mibanco | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							7.00%		7.00%	7.00%	7.00%
Subordinated Bonds Fifth Program First Issuance Series A | Mibanco
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Semi-annual
Maturity							March 2035
Issued amount									S/ 100,000							S/ 100,000
Carrying amount									S/ 100,000
Subordinated Bonds Fifth Program First Issuance Series A | Mibanco | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate							7.56%		7.56%	7.56%	7.56%					7.56%
Negotiable Certificates of Deposit | Mibanco Colombia
Disclosure of detailed information about borrowings [Abstract]
Interest payment							To maturity
Maturity							January 2026 / December 2028	January 2025 / October 2027
Issued amount | $							$ 1,691,813	$ 1,343,411
Carrying amount									S/ 1,602,002									1,254,245
Negotiable Certificates of Deposit | Mibanco
Disclosure of detailed information about borrowings [Abstract]
Interest payment							Annual
Maturity							January 2026 / November 2029	January 2025 / September 2026
Issued amount									278,630									314,870
Carrying amount									S/ 278,630									S/ 118,813
Six point 45 percent subordinated fixed to fixed rate notes
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate		6.45%
Issued amount | $		$ 750,000
Redemption price percentage		100.00%
Borrowings, adjustment to interest rate basis		0.40%
Six point 45 percent subordinated fixed to fixed rate notes | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Borrowing term		5 years
Six point 45 percent subordinated fixed to fixed rate notes | Banco de Crédito del Perú S.A. (*) | Fixed Interest Rate
Disclosure of detailed information about borrowings [Abstract]
Borrowings, adjustment to interest rate basis		2.486%
5.8% Subordinated Fixed to Fixed Rate Notes due 2035
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate			5.80%
Proceeds from issue of bonds, notes and debentures | $			$ 600,000
Redemption price percentage			100.00%
5.8% Subordinated Fixed to Fixed Rate Notes due 2035 | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Borrowings, adjustment to interest rate basis			2.24%
Borrowing term							5 years
Three point 25 percent subordinated fixed to fixed rate notes
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate						3.25%
Proceeds from issue of bonds, notes and debentures | $						$ 500,000
Redemption price percentage						100.00%
Three point 25 percent subordinated fixed to fixed rate notes | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Borrowings, adjustment to interest rate basis						2.45%
Borrowing term							5 years
Five point 65 percent subordinated fixed to fixed rate notes
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate	5.65%
Proceeds from issue of bonds, notes and debentures | $	$ 500,000
Redemption price percentage	100.00%
Five point 65 percent subordinated fixed to fixed rate notes | Banco de Crédito del Perú S.A. (*)
Disclosure of detailed information about borrowings [Abstract]
Borrowings, adjustment to interest rate basis	1.961%
Borrowing term							6 years
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030
Disclosure of detailed information about borrowings [Abstract]
Annual interest rate																					3.13%
Issued amount | $																					$ 850,000